Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Income Taxes
13. Income Taxes
The consolidated effective tax rate was (0.1)% and (0.1)% for the six months ended June 30, 2021 and 2020, respectively. The difference between these rates and the U.S. federal income tax rate of 21% was primarily due to a full valuation allowance against the Company’s net deferred tax assets.
The Company did not have an unrecognized tax benefit as of June 30, 2021 and 2020. No interest or penalties were incurred during the six months ended June 30, 2021 and 2020.

19. Income Taxes
The components of the total provision for income taxes are as follows (in millions):

	Year Ended December 31,
	2020	2019
Loss before income taxes	$(143.2)	$(83.0)
Income tax benefit from statutory rate	(30.1)	(17.4)
Effect of:
Meals, entertainment & parking	0.1	—
Deferred compensation	8.1	4.8
Transaction costs	0.1	—
State taxes	(1.1)	0.1
Increase in valuation allowance	19.9	12.0
Other	1.2	0.6

Income taxes (benefit) expense	$(1.8)	$0.1

The components of the provision for income taxes are as follows (in millions):

	Year Ended December 31,
	2020	2019
Income tax applicable to:
Current
State	$0.2	$0.1

Total current provision	$0.2	$0.1
Deferred
Federal	$(1.9)	$—
State	(0.1)	—

Total deferred provision	$(2.0)	$—

Total provision for income taxes	$(1.8)	$0.1

Deferred Taxes
Significant components of the Company’s deferred tax assets and liabilities are as follows (in millions):

	As of December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforward	$35.4	$18.0
Provision for commission	5.4	2.9
Intangible assets	3.1	0.2
Research and development credit	0.2	0.2
Deferred compensation	0.3	0.2
Unearned premium reserve	1.0	—
Loss reserve discount	0.1	0.7
Deferred rent	0.1	—
Accruals	0.9	—
Interest expense limitation	0.6	—
Other	—	0.2
Total deferred tax assets	$47.1	$22.4
Valuation allowance	(39.6)	(19.7)
Total deferred income tax assets	$7.5	$2.7
Deferred tax liabilities
Property and equipment	$0.1	$0.1
Capitalized software	3.3	1.8
Acquired intangibles	0.5	0.8
Unrealized gains	0.4	—
Spinnaker stepped-up adjustment	2.9	—
Deferred acquisition costs	0.3	—
Total deferred tax liabilities	$7.5	$2.7

Deferred income tax assets, net	$—	$—

Valuation Allowance
Recognition of deferred tax assets is appropriate when realization of these assets is more likely than not. Based upon the weight of all available evidence, with primary focus on the Company’s history of recent losses, the Company has concluded that it is not more likely than not that the recorded deferred tax assets will be realized. As a result, the Company has recorded a full valuation allowance against its net deferred tax assets recorded as of December 31, 2020 and 2019.
Unrecognized Tax Benefits
The Company recognizes the tax benefit of tax positions taken in the consolidated financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the tax technical merits of the position. The tax benefit of a position that meets this standard is measured at the largest amount of benefit that is expected to be more likely than not to be realized on settlement. A liability is established for the difference between the tax benefit of positions taken in a tax return and the tax benefit of tax positions recognized in the consolidated financial statements.
The Company did not have an unrecognized tax benefit as of December 31, 2020 and 2019, fully offset by a valuation allowance. No interest or penalties were incurred during the years ended December 31, 2020 or 2019.

The Company believes it is reasonably possible that there will be no change in the unrecognized tax benefits within the next twelve months.
Net Operating Losses
As of December 31, 2020, the Company has U.S. federal and state net operating loss (“NOL”) carryforwards of $154.5 million and $41.5 million, respectively. The Company has $8.8 million of Dual Consolidating Losses in a 953(d) company, RH Solutions Insurance. The provisions of the Tax Cuts and Jobs Act of 2017 eliminated the
20-year
carryforward period and made it indefinite for federal NOLs generated in tax years after December 31, 2017. For such amounts generated prior to 2018, the
20-year
carryforward periods continue to apply.
In general, a corporation’s ability to utilize its NOL carryforwards may be subject to a substantial limitation due to ownership changes that may have occurred or that could occur in the future, as required by section 382 of the Internal Revenue Code of 1986 (the “Code”), as amended, as well as similar state provisions. These ownership changes may limit the amount of NOL and research & development (“R&D”) credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. In general, an “ownership change,” as defined by section 382 of the Code, results from transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percent of the capital (as defined) of a company by certain stockholders or public groups. The Company has performed a section 382 analysis and experienced two historical ownership changes in 2016 and 2018, and the Company’s tax attributes subject to such limitations under section 382 have been considered. Components of the NOL carryforwards are as follows (in millions):

	20-year Carryforward Expires in 2035 - 2037	Indefinite Carryforward Period	Total
U.S. Federal	$9.2	$145.3	$154.5
U.S. State	41.5	—	41.5

Balance as of December 31, 2020	$50.7	$145.3	$196.0

Taxing Authority Audits
The Company’s income tax returns are subject to federal and state tax examinations. There are no pending tax examinations as of December 31, 2020. For U.S. federal purposes, the Company is open for the 2017 – 2019 tax years and for state purposes, the Company is open for from 2016 – 2019 tax years.